GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2018 and 2019 were as follows:

Balance as of January 1, 2018	$125,051

Balance as of December 31, 2018	$125,051

Acquisition of Captain growth	$758

Balance as of December 31, 2019	$125,809

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2019, the Company has two reporting units – Advertising and Search monetization. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. In 2017 the Company recorded an impairment charge of $65,686, classified as “Impairment charges” in the consolidated statements of income. No such impairment charges were recorded in 2018 and 2019.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635

The following is a summary of intangible assets as of December 31, 2018:

	December 31, 2017	Amortization	OCI	December 31, 2018

Acquired technology	$30,837	$-	$(30)	$30,807
Accumulated amortization	(19,959)	(1,301)	18	(21,242)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	2,129	(1,301)	(12)	816

Customer relationships	31,949	-	(9)	31,940
Accumulated amortization	(18,832)	(999)	6	(19,825)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	2,691	(999)	(3)	1,689

Tradename and other	18,457	-	(42)	18,415
Accumulated amortization	(6,858)	(2,469)	13	(9,314)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	6,489	(2,469)	(29)	3,991

Intangible assets, net	$11,309	$(4,769)	$(44)	$6,496

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2020	$1,366
2021	322
2022	333
2023	346
2024	268

$2,635